Cover	Aug. 01, 2022
Cover [Abstract]
Document Type	8-K/A
Amendment Flag	true
Amendment Description	On August 2, 2022, The Glimpse Group, Inc., a Nevada corporation (the “Company”), filed a Current Report on Form 8-K to report the completion of its acquisition of Brightline Interactive, LLC, a Virginia limited liability company (“BLI”). This Current Report on Form 8-K/A is filed as an amendment to the Current Report on Form 8-K filed by the Company on August 2, 2022, solely to include the financial information described in Item 9.01 below that was previously omitted in accordance with Item 9.01(a) and Item 9.01(b) of Form 8-K.
Document Period End Date	Aug. 01, 2022
Entity File Number	001-40556
Entity Registrant Name	THE GLIMPSE GROUP, INC.
Entity Central Index Key	0001854445
Entity Tax Identification Number	81-2958271
Entity Incorporation, State or Country Code	NV
Entity Address, Address Line One	15 West 38th St.
Entity Address, Address Line Two	9th Fl
Entity Address, City or Town	New York
Entity Address, State or Province	NY
Entity Address, Postal Zip Code	10018
City Area Code	(917)
Local Phone Number	292-2685
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Common Stock
Trading Symbol	VRAR
Security Exchange Name	NASDAQ
Entity Emerging Growth Company	true
Elected Not To Use the Extended Transition Period	false
Entity Information, Former Legal or Registered Name	Not Applicable